DISCONTINUED OPERATIONS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
DISCONTINUED OPERATIONS [Abstract]
Change in uncertain income tax positions, including interest and penalties	$ 1,847	$ (79)